Related parties (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Purchases	$ 88,440	$ 157,592	$ 65,067
Sales	1,780	905	10,452
Votorantim S. A. [Member]
IfrsStatementLineItems [Line Items]
Purchases	8,908	7,484	4,704
Auren Comercializadora De Energia Ltda [Member]
IfrsStatementLineItems [Line Items]
Purchases	6,384	7,971	4,974
Sales	1,140	744	744
Campos Novos Energia SA [Member]
IfrsStatementLineItems [Line Items]
Purchases	51,973	61,545	4,954
Companhia Brasileira De Aluminio [Member]
IfrsStatementLineItems [Line Items]
Purchases		210	3,787
Sales	640	161	9,708
Group Andrade Gutierrez [Member]
IfrsStatementLineItems [Line Items]
Purchases	19,832	73,757	38,907
Scotiabank Peru S.A.A [Member]
IfrsStatementLineItems [Line Items]
Purchases	282	17	41
Votorantim Cimentos SA [Member]
IfrsStatementLineItems [Line Items]
Purchases		1,050	1,494
Votorantim International CSC SAC [Member]
IfrsStatementLineItems [Line Items]
Purchases		5,122	5,049
Other related parties [member]
IfrsStatementLineItems [Line Items]
Purchases	$ 1,061	$ 436	$ 1,157